           AIM GLOBAL AGGRESSIVE GROWTH FUND - CLASS A, B AND C SHARES

                        Supplement dated November 9, 2005
                    to the Prospectus dated February 28, 2005
                as supplemented July 1, 2005 and October 3, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     o James G. Birdsall (lead manager with respect to the domestic portion of the fund's portfolio), Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1997.

     o Jason T. Holzer (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

     o Shuxin Cao (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.

     o Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999.

         A lead manager generally has final authority over all aspects of his portion of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

         The portfolio managers are assisted by the advisor's Large/Multi-Cap Growth, Asia Pacific/Latin America and Europe/Canada Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on these portfolio managers and the teams, including biographies of other member of the teams, may be found on the advisor's website (http://www.aiminvesetments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                AIM GLOBAL GROWTH FUND - CLASS A, B AND C SHARES

                        Supplement dated November 9, 2005
                    to the Prospectus dated February 28, 2005
                as supplemented July 1, 2005 and October 3, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     o Kirk L. Anderson (lead manager with respect to the domestic portion of the fund's portfolio), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

     o Matthew W. Dennis (lead manager with respect to the fund's investments in Europe and Canada), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1996 to 2000, he was an equity strategist with ABN AMRO.

     o Barrett K. Sides (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

     o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         A lead manager generally has final authority over all aspects of his portion of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

         The portfolio managers are assisted by the advisor's Large/Multi-Cap Growth, Asia Pacific/Latin America and Europe/Canada Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on these portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                      Supplement dated November 9, 2005 to
        the Statement of Additional Information dated February 28, 2005 as revised April 8, 2005 and as supplemented April 29, 2005,
                        July 1, 2005 and October 5, 2005



Information pertaining to Barrett K. Sides under the headings "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM GLOBAL AGGRESSIVE GROWTH FUND" and "PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED - AIM GLOBAL AGGRESSIVE GROWTH FUND" on pages G-1 and G-4 of the Statement of Additional Information is deleted effective November 9, 2005.

Information pertaining to Shuxin Cao under the headings "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM GLOBAL GROWTH FUND" and PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED - AIM GLOBAL GROWTH FUND" on pages G-1 and G-5 of the Statement of Additional Information is deleted effective November 9, 2005.